Annual Total Returns- Vanguard Industrials Index Fund (Retail) [BarChart] - Retail - Vanguard Industrials Index Fund - Admiral Shares	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	27.12%	(2.21%)	17.13%	41.92%	8.55%	(3.58%)	20.36%	21.51%	(13.93%)	30.16%